Subordinated Debt Securities - Summary of Subordinated Negotiable Obligations Not Convertible Into Shares Issued Under Global Programs (Parenthetical) (Detail)		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Interest rate		25.98%
Maturing on July 19 ,2026 [member]
Disclosure of detailed information about borrowings [line items]
Percentage of principal amount	100.00%	100.00%	100.00%
Maturing on July 19, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	8.25%	8.25%	8.25%
Interest payable semi-annually on January 9 and July 19 2017 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	7.156%	7.156%	7.156%